Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Value Line Small Cap Opportunities Fund, Inc.
Prospectus [Line Items]
Average Annual Return, Percent	6.35%	6.67%	10.86%
Value Line Small Cap Opportunities Fund, Inc. | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.84%	5.89%	9.15%
Value Line Small Cap Opportunities Fund, Inc. | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.85%	5.15%	8.47%
Institutional
Prospectus [Line Items]
Average Annual Return, Percent	6.61%	6.93%	11.40%
Russell 2000 Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	12.81%	6.09%	9.62%